Financial instruments, risk management and capital management	12 Months Ended
Dec. 31, 2021
Financial instruments, risk management and capital management
Financial instruments, risk management and capital management

21. Financial instruments, risk management and capital management

21.1Financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities. The Company does not hold any financial assets and financial liabilities other than those measured at amortized cost. Management assessed that the carrying values of the Company’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values.

21.2Financial risk management

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Financial assets measured at amortized cost
Cash and cash equivalents (note 14)	$90,869	$15,818	$7,338
Investments (note 13)	42,334	—	—
Other non-current assets and security deposits	796	769	30
Receivables and other	363	1,140	69
Total financial assets	$134,362	$17,727	$7,437

Financial liabilities measured at amortized cost
Borrowings (note 16)	$4,284	$3,604	$1,272
Trade payables and other (note 17)	2,553	934	422
Accrued expenses and other current liabilities (note 18)	1,879	1,673	766
Lease liabilities (note 12)	581	478	493
Total financial liabilities	$9,297	$6,689	$2,953

The Company is exposed to a variety of financial risks: market risk and credit risk. The Company’s overall risk management program seeks to minimize potential adverse effects of these financial risk factors on the Company’s financial performance.

21.2.1Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, which mostly impacts the Company, comprises two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include cash, cash equivalents, investments, accounts receivable and trade and other payables. All of these financial instruments generally are short term in nature with maturities and settlement dates between one and nine months. A 1% fluctuation

The Company does not enter into any derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk. Due to the conservative nature of our investment portfolio and other financial instruments, we do not believe an immediate 1.0% increase in interest rates or currency rates would have a material effect on the fair market value of our portfolio, and accordingly we do not expect a sudden change in market interest rates to affect materially our operating results or cash flows.

21.2.2Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily accounts receivable) and from its cash and cash equivalents held with banks.

Cash and cash equivalents

The Company held cash and cash equivalents at December 31, 2021 and 2020 of $90.9 million and $15.8 million, respectively. For the years ending December 31, 2021 and 2020, the Company held 100% of its cash and cash equivalents with large, well-known institutions.

21.3Capital management

The Company manages its capital to ensure that the Company will be able to continue as a going concern while the maximizing return to shareholders through the optimization of the debt and equity balance.

The capital structure of the Company consists of net debt (borrowings as detailed in Note 16 offset by cash and cash equivalents) and equity (as detailed in the consolidated statements of financial position).

In order to achieve this overall objective, the Company’s capital management, among other things, aims to ensure that it meets financial covenants attached to the borrowings that define capital structure requirements.

No changes were made in the objectives, policies, or processes for managing capital during the year ended December 31, 2021.